Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Japanese bonds | Public and Corporate Bonds | Available-for-sale Securities
Fair Value Measurements [Line Items]
Percentage of assets	43.00%	50.00%
U.S., European and other bonds | Public and Corporate Bonds | Available-for-sale Securities
Fair Value Measurements [Line Items]
Percentage of assets	57.00%	50.00%
Japan | Common stocks | Available-for-sale Securities
Fair Value Measurements [Line Items]
Percentage of assets	88.00%	86.00%
Level 3
Fair Value Measurements [Line Items]
Finance receivables, fair value	¥ 40,901	¥ 22,432
Level 3 | Financing receivable
Fair Value Measurements [Line Items]
Fair value, assets measured on nonrecurring basis, gain (loss)	¥ (2,790)	¥ 220
Maximum
Fair Value Measurements [Line Items]
Cash equivalents maturity period	3 months
Maximum | Level 2 | Cash Equivalents
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months